Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs [Line Items]
Share-based payments	£ 4,900	£ 6,700	£ 4,300
Total employee benefit expense	12,353	12,832	9,985
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	4,893	3,931	3,492
Social security costs	569	465	430
Pension costs	213	189	189
Share-based payments	3,125	3,833	2,412
Total employee benefit expense	8,800	8,418	6,523
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	1,587	1,407	1,387
Social security costs	155	136	135
Pension costs	46	40	47
Share-based payments	1,765	2,831	1,893
Total employee benefit expense	£ 3,553	£ 4,414	£ 3,462